Other Accounts Receivables	12 Months Ended
Dec. 31, 2021
Disclosure of other accounts receivables [abstract]
OTHER ACCOUNTS RECEIVABLES

Note 9: - Other Accounts Receivables

	December 31,
	2021	2020
	U.S. Dollars in thousands
Prepaid expenses	$3,992	$2,105
Inventory designated for R&D activities	4,407	1,026
Government authorities	220	735
Derivatives financial instruments mainly measured at fair value through other comprehensive income	73	448
Accrued income	173	202
Other	7	8
Total Other Accounts Receivables	$8,872	$4,524